Other Payables - Schedule of Other Payables (Details) $ in Thousands, $ in Thousands		Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Schedule of Other Payables [Abstract]
Accrued payroll and welfare		$ 7,836		$ 7,311
Accrued service fee		82,489		9,201
Accrued litigation liabilities	[1]	22,639
Accrued loan interest		107		114
Payables on equipment				267
Total		$ 109,227	$ 3,331	$ 16,893

[1]	Accrued litigation liabilities represents the liabilities payable related to litigations mentioned in Note 15.